Law Offices Ballard Spahr Andrews & Ingersoll, llp Baltimore, MD 1 225 1 7TH STREET, SUITE 2300 Philadelphia, PA DENVER, COLORADO 80202-5596 Salt Lake City, UT 303-292-2400 Voorhees, NJ FAX: 303-296-3956 Washington, DC LAWYERS@BALLARDSPAHR.COM Wilmington, DE
MATTHEW R. DICLEMENTE, ESQ.
DIRECT DIAL: (215) 864-8621
FAX:                   (215) 864-9172

February 6, 2006
Via EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 5th Street, N.W.
Washington, D.C. 20549

Re:	Old Mutual Insurance Series Fund Preliminary Proxy Statement Securities Act of 1933 Registration No. 333-19497
Ladies and Gentlemen:
     On behalf of Old Mutual Insurance Series Fund (the “Trust”), attached herewith for filing pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934 is the electronic version of the Trust’s preliminary proxy statement for a meeting of shareholders to be held on April 19, 2006.
     The Fund currently intends to mail the definitive proxy statement to shareholders on or about February 24, 2006.
     If you have any questions concerning these matters, do not hesitate to contact me at (215) 864-8621.

Yours truly,

/s/ Matthew R. DiClemente
Matthew R. DiClemente
cc: Andra C. Ozols
Old Mutual Capital
John N. Ake